Derivative Liabilities - Schedule of Black-Scholes Option Pricing Model (Details)		Dec. 31, 2024	Dec. 31, 2023	Nov. 21, 2023	Dec. 31, 2022	Jul. 15, 2022
Risk-free interest rate [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Derivative Liability Measurement Input				4.41	4.73	3.12
Risk-free interest rate [Member] | Minimum [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Derivative Liability Measurement Input		4.25	3.84
Risk-free interest rate [Member] | Maximum [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Derivative Liability Measurement Input		4.27	4.01
Expected life [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Derivative Liability Measurement Input	[1]
Expected life [Member] | Minimum [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Derivative Liability Measurement Input	[1]	2.32	3.32
Expected life [Member] | Maximum [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Derivative Liability Measurement Input	[1]	3.9	4.9
Expected dividend rate [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Derivative Liability Measurement Input		0	0	0	0	0
Expected volatility [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Derivative Liability Measurement Input		100	100	100	100	100

[1]	On April 28, 2023, the Company amended the warrant agreements for the 167 derivative liability warrants outstanding. The amendment removed the clause to automatically convert warrants to shares on IPO date and all warrants were given an expiry date of April 27, 2027. This led to an increase in the expected life input in the Black-Scholes model as of December 31, 2023 compared to December 31, 2022, when the Company used the expected IPO date to calculate the expected life of the warrants.